Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,442	$ 4,593	$ 18,181	$ 13,103	$ 24,897	$ 2,056	$ 0
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,736	1,577	8,821	4,900
Cash Performance Units[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0	(637)	0
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	388	80	559	396
WWF Operating Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					958	220	0
WWF Operating Company [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					1,739	668	0
WWF Operating Company [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					3,563	387	0
WhiteWave Foods [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					7,413	602	0
WhiteWave Foods [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					7,321	566	0
WhiteWave Foods [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					3,044	197	0
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Weighted Average Exercise Price	$ 16.51		$ 16.51		$ 17.00
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested And Expected To Vest Outstanding Number	281,204		281,204		287,247
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Number	88,963		88,963		70,375
Share-based compensation expense					$ 859	$ 53	$ 0